Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases
Schedule of operating lease cost
The following table presents the components of operating lease cost for the years ended December 31, 2022 and 2021 (in thousands):
	Year ended December 31,
	2022	2021
Operating lease cost	$4,300	$2,927
Short-term lease cost	249	287
Variable lease cost	353	100
Total operating lease cost	$4,902	$3,314

Schedule of operating lease expected future payments
The expected maturities related to the Company’s leases with initial non-cancellable lease terms in excess of one year as of December 31, 2022 are as follows:
Year ended December 31,	Operating Lease Payments
2023	$3,493
2024	4,434
2025	4,652
2026	4,763
2027	4,875
2027 and thereafter	18,340
Total gross operating lease payments	40,557
Less: imputed interest	(8,665)
Total operating lease liabilities, reflecting the present value of net lease payments	$31,892

Schedule of lease term, discount rate and cash flows from operating lease
Additional information related to operating leases is presented as follows:
	December 31,
	2022	2021
Weighted average remaining lease term (in years)	8.8	9.4
Weighted average discount rate	5.5%	5.5%
	Year ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments, included in cash flows from operating activities	$2,042	$1,012
Non-cash additions to operating lease assets	$—	$13,929